Shareholder Report, Holdings (Details)	Jun. 30, 2026
Fidelity Small Cap Value Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small Cap Value Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Value Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Value Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Value Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Value Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Value Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Fidelity Small Cap Value Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Small Cap Value Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Small Cap Value Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Small Cap Value Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Small Cap Value Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Small Cap Value Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Small Cap Value Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Small Cap Value Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Small Cap Value Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Small Cap Value Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Small Cap Value Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Fidelity Small Cap Value Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Small Cap Value Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Value Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Small Cap Value Index Fund | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Value Index Fund | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Value Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Value Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Value Index Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Value Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Small Cap Value Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Small Cap Growth Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small Cap Growth Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small Cap Growth Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small Cap Growth Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Growth Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Growth Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Growth Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Growth Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Growth Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Growth Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Growth Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Small Cap Growth Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Fidelity Small Cap Growth Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Fidelity Small Cap Growth Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Small Cap Growth Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Small Cap Growth Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Small Cap Growth Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Small Cap Growth Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Small Cap Growth Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Small Cap Growth Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Small Cap Growth Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Growth Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	96.40%
Fidelity Small Cap Growth Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Small Cap Growth Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Growth Index Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Growth Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Growth Index Fund | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Growth Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Growth Index Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Growth Index Fund | BahamasNassauMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Growth Index Fund | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Small Cap Growth Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Small Cap Growth Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Value Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Value Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Value Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Value Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Value Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Mid Cap Value Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Mid Cap Value Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Mid Cap Value Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Mid Cap Value Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Fidelity Mid Cap Value Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Mid Cap Value Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Mid Cap Value Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Mid Cap Value Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Mid Cap Value Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Mid Cap Value Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Mid Cap Value Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Mid Cap Value Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Mid Cap Value Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Value Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Value Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Value Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Mid Cap Value Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Mid Cap Value Index Fund | Guatemala
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Value Index Fund | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Value Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Fidelity Mid Cap Growth Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Mid Cap Growth Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Mid Cap Growth Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Mid Cap Growth Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Mid Cap Growth Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Mid Cap Growth Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Mid Cap Growth Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Mid Cap Growth Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Mid Cap Growth Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Mid Cap Growth Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Mid Cap Growth Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Mid Cap Growth Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Fidelity Mid Cap Growth Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Mid Cap Growth Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Mid Cap Growth Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Mid Cap Growth Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Mid Cap Growth Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Mid Cap Growth Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Mid Cap Growth Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Mid Cap Growth Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Mid Cap Growth Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Mid Cap Growth Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Fidelity Mid Cap Growth Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Mid Cap Growth Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Mid Cap Growth Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Mid Cap Growth Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Mid Cap Growth Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Growth Index Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Growth Index Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Mid Cap Growth Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Mid Cap Growth Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Mid Cap Growth Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Enhanced Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity SAI Enhanced Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity SAI Enhanced Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity SAI Enhanced Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity SAI Enhanced Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity SAI Enhanced Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Fidelity SAI Enhanced Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity SAI Enhanced Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity SAI Enhanced Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity SAI Enhanced Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity SAI Enhanced Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity SAI Enhanced Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity SAI Enhanced Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity SAI Enhanced Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Fidelity SAI Enhanced Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity SAI Enhanced Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Enhanced Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Enhanced Municipal Income Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity SAI Enhanced Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%